General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of General And Administrative Expenses [Abstract]
Summary of Company's General and Administrative Expenses

The following table summarizes the Company’s general and administrative expenses:

	Years Ended December 31,
	2024	2023	2022
	$	$	$
Salaries, benefits and directors' fees	6,017	10,310	5,200
Office and administration	2,836	4,918	2,981
Professional fees	3,565	3,541	4,127
Regulatory and filing fees	381	269	165
Travel	531	1,074	336
Investor relations	764	848	350
Depreciation	560	441	180
	14,654	21,401	13,339